NATURE OF OPERATIONS AND GOING CONCERN	3 Months Ended
Mar. 31, 2025
Nature Of Operations And Going Concern
NATURE OF OPERATIONS AND GOING CONCERN

NOTE 1 – NATURE OF OPERATIONS AND GOING CONCERN

Femto Technologies Inc. (Formerly known as BYND Cannasoft Enterprises Inc.) (the “Company” or “Femto”) is a Canadian company which was amalgamated under the Business Corporations Act (British Columbia) on March 29, 2021. The Company’s registered address is 2264 East 11th Avenue, Vancouver, Canada.

The Company currently operates only in Israel and through its subsidiaries (i) develops, markets and sells a proprietary client relationship management software known as “Benefit CRM” and its new Cannabis CRM platform, and (ii) is developing the Sensera device (formerly the EZ-G device), a unique, patent pending device that, combined with proprietary software (provisional application), regulates the flow of low-concentration CBD oils into the soft tissues of the female sexual organs.

On March 29, 2021, the Company completed the business combination transactions with BYND – Beyond Solutions Ltd. (“BYND”). As a result of the business combination transactions, BYND became a wholly owned subsidiary of the Company. This transaction is accounted for as a reverse asset acquisition of the Company by BYND (“RTO”).

On March 29, 2021, BYND completed the share exchange agreement with B.Y.B.Y. As a result of the share exchange agreement, BYND holds 74% ownership interest in B.Y.B.Y. One of the former shareholders holds the remaining 26% ownership interest in B.Y.B.Y. in trust for BYND, for the purpose to comply with Israeli Cannabis Laws regarding the ownership of medical cannabis license rights This transaction was accounted for as asset acquisition according to IFRS 2 Share-based Payment.

On September 22, 2022, the Company and the former shareholder of Zigi Carmel Initiatives and Investments Ltd. (“ZC”) entered into a share exchange agreement, whereby the Company would acquire 100% ownership interest in ZC from the former shareholder in exchange for 7,920,000 subordinate voting shares (2,452 subordinate voting shares post reverse splits) of the Company. The share exchange agreement was executed and fully completed on September 22, 2022.

Effective July 22, 2024, the Company changed its name to Femto Technologies Inc.

Reverse stock splits

On March 15, 2024, the Company announced a one (1) for one hundred ninety (190) reverse stock split of its outstanding subordinate voting shares that became effective on March 22, 2024.

On August 16, 2024, the Company announced a one (1) for seventeen (17) reverse stock split of its outstanding subordinate voting shares that became effective on August 26, 2024.

On April 17, 2025, the Company announced a one (1) for five hundreds (500) reverse stock split of its outstanding subordinate voting shares that became effective on April 22, 2025.

All shares, stock options, share purchase warrants, RSU’s and per share information in these consolidated financial statements have been restated to reflect the reverse stock splits on a retroactive basis.

FEMTO TECHNOLOGIES INC. (FORMERLY BYND CANNASOFT ENTERPRISES INC.)

Notes to the Condensed Consolidated Interim Financial Statements

For the three months ended March 31, 2025

(Expressed in Canadian dollars)

(Unaudited)

NOTE 1 – NATURE OF OPERATIONS AND GOING CONCERN (continued)

War in Israel

In October 2023, the Iron Swords War (the “War”) broke out in the State of Israel. The prolongation of the War led to a slowdown in business activity in the Israeli economy, inter alia due to the closure of factories in the south and north of the country, damage to infrastructure, recruitment of reserve forces for an unknown period, and therefore, to disruption of economic activity in Israel. The prolongation of the War may have wide-ranging implications for many branches and different geographical areas in the country.

The potential fluctuations in prices of merchandise, foreign currency exchange rates, availability of materials, availability of personnel, local services and access to local resources may affect entities whose main activity is with or in Israel.

Since this is an event beyond the Company’s control and characterized by uncertainty, in particular as to when the War will end, as of the approval date of these consolidated financial statements, the Company is unable to predict the intensity of the impact of the War on the Company’s financial condition and the results of BYND operations.

Going Concern

These condensed interim consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities in the normal course of business. These financial statements do not reflect the adjustments to the carrying values of assets and liabilities, the reported revenues and expenses, and the statement of financial position classifications used, that would be necessary if the Company were unable to realize its assets and settle its liabilities as a going concern in the normal course of operations. Such adjustments could be material.